Note 11 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2018	2017	2016

United States	$15,076,595	$3,813,825	$10,687,132
Foreign	3,521,127	856,112	-
Total	$18,597,722	$4,669,937	$10,687,132

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017	2016
Current tax provision:
Federal	$(365,902)	$2,201,279	$156,533
Foreign	1,232,718	378,031	-
State and local	455,537	578,697	542,378
Total current tax provision	1,322,353	3,158,007	698,911

Deferred tax provision (benefit):
Federal	(10,650,171)	993,603	3,586,058
Foreign	(729,745)	(132,607)	-
State and local	273,443	(262,345)	168,572
Total deferred tax (benefit) provision	(11,106,473)	598,651	3,754,630

Net provision for income taxes	$(9,784,120)	$3,756,658	$4,453,541

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017	2016

Provision for income taxes at blended U.S. statutory rate of 23.1% and 34.7%	$4,309,576	$1,587,778	$3,633,625
State income taxes, net of federal deduction	560,056	285,982	469,227
Foreign rate differential	(178,927)	(139,460)	-
Meals and entertainment	220,234	270,789	234,353
Transaction costs	44,145	1,582,474	-
Change in deferred tax rate	-	(116,954)	83,409
Domestic manufacturing deduction	-	(254,236)	(189,453)
Stock-based compensation	64,849	122,844	36,851
Contingent consideration fair value adjustment	122,077	-	-
Nontaxable Interest income net of foreign income inclusions	39,973	(378,068)	-
Foreign tax credit	-	(79,791)	-
Deferred tax on undistributed foreign earnings	(141,935)	888,576	-
Impact of tax reform	(14,644,758)	-	-
Increase in valuation allowance	-	52,662	-
Other	(179,410)	(65,938)	185,529
Income tax provision	$(9,784,120)	$3,756,658	$4,453,541

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Deferred tax assets:
Accrued insurance reserves	$943,054	$1,000,078
Accrued sales and use tax	961,863	997,091
Accrued payroll	367,653	509,276
Foreign tax credit carryforward	79,791	79,791
Net operating loss carryforward	1,930,998	160
Other	254,998	200,936
Total deferred tax assets	4,538,357	2,787,332
Valuation allowance	(63,035)	(52,662)
Net deferred tax assets	4,475,322	2,734,670

Deferred tax liabilities:
Intangible assets	(6,219,735)	(11,879,983)
Property and equipment	(36,394,087)	(39,717,047)
Prepaid expenses	(119,712)	(352,976)
Unremitted foreign earnings	(746,641)	(888,576)
Other	-	(7,414)
Total net deferred tax liabilities	(43,480,175)	(52,845,996)

Net deferred tax assets	$(39,004,853)	$(50,111,326)